Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Restricted Stock [Member]	May 31, 2012 Series A Preferred Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to stockholders	$ (763)	$ (625)	$ (3,034)	$ (641)	$ (1,759)
Less: dividends declared on Preferred shares	140	0	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)	(816)
Net loss attributable to common stockholders, net of distributions	$ (944)	$ (634)	$ (3,684)	$ (650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ (0.08)	$ (0.41)	$ (0.38)	$ (1.25)	$ (0.86)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$ 0.0		$ (0.05)	$ (0.02)
Basic and diluted net loss per share attributable to common stockholders	$ (0.09)	$ (0.42)	$ (0.43)	$ (1.27)	$ (1.26)
Antidilutive securities excluded from computation of earnings per share			886,376			217,727
Shares Issued (in shares)							545,454